Investment Properties	12 Months Ended
Dec. 31, 2013
Investment Properties
Investment Properties

5. Investment Properties

        Investment properties consist of the following as of December 31:

	2013	2012
Land	$659,808	$660,605
Buildings and improvements	4,065,122	4,000,309

Total land, buildings and improvements	4,724,930	4,660,914
Furniture, fixtures and equipment	64,775	63,915

Investment properties at cost	4,789,705	4,724,829
Less—accumulated depreciation	1,974,949	1,832,035

Investment properties at cost, net	$2,814,756	$2,892,794

Construction in progress included above	$35,837	$52,641